22. EARNINGS (LOSS) PER SHARE (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic numerator
Net earnings (loss) for the exercise attributable to controlling shareholders		R$ 162,684	R$ (4,448,061)
Basic denominator
Common shares		812,473,246	812,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	809,110,872	811,539,167	811,294,251
Net earnings (loss) per share basic - R$		R$ 0.20	R$ (5.48)
Diluted numerator
Net earnings (loss) for the exercise attributable to controlling shareholders		R$ 162,684	R$ (4,448,061)
Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)		811,539,167	811,294,251
Number of potential shares (restricted shares)		2,327,952
Weighted average number of outstanding shares - diluted	811,348,808	813,867,119	811,294,251
Net earnings (loss) per share diluted - R$		R$ 0.20	R$ (5.48)